Note 2 - Adoption of New and Revised Standards	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of changes in accounting policies [text block]
2	ADOPTION OF NEW AND REVISED STANDARDS

(a) New standards, amendments and interpretations

No
new standards, amendments or interpretations, effective for the first
time for the financial year beginning on or after
April 1, 2018,
are expected to have a material impact on the group or parent company in fiscal
2019.

(b) New standards, amendments and interpretations
not
yet adopted

A number of new standards and amendments to standards and interpretations are effective for annual periods beginning after
April 1, 2018,
and have
not
been applied in preparing these financial statements.
None
of these is expected to have a significant effect on the financial statements of the group or parent company, except the following, set out below:

IFRS
9
Financial Instruments will replace IAS
39
Financial Instruments: Recognition and Measurement. It addresses the classification, measurement and derecognition of financial assets and financial liabilities. The new standard replaces the current multiple classification and measurement models for financial assets and liabilities with a single model that has only two
classification categories: amortized cost and fair value. In
November 2013,
the IASB issued an amendment to IFRS
9
which includes a new hedge model that aligns accounting more closely with risk management as well as enhancements to the disclosures about hedge accounting and risk management. IFRS
9
has also been amended
not
to require the restatement of comparative period financial statements for the initial application of the classification and measuring requirements of IFRS
9,
but instead requires modified disclosures on transition to IFRS
9.
The IASB has deferred the effective date to annual periods beginning on or after
January 1, 2018
with early adoption permitted.

IFRS
9
also introduces the expected credit loss model for impairment of financial assets which replaces the incurred loss model used in IAS
39
“Financial instruments; recognition and measurement”. The Group has performed an initial impact assessment of IFRS
9
and does
not
expect to have a material effect on the financial statements given the Group’s credit risk management policies.

IFRS
15
Revenue from Contracts with Customers will replace all existing revenue standards including IAS
18
Revenue, IAS
11
Construction Contracts and related interpretations. IFRS
15
outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers, improves the comparability of revenue from contracts with customers, reduces the need for the development of case-by-case guidance for emerging revenue recognition issues, and improves disclosures about revenues. In
April 2016,
the IASB issued Clarifications to IFRS
15,
Revenue from Contracts with Customers, clarifying application of some of the more complex aspects of the standard. The IASB has deferred the effective date to annual periods beginning on or after
January 1, 2018
with early adoption permitted. IFRS
15
is based on a
five
step model framework and the principles of the standard are that revenue is recognized as the Group fulfils its performance obligations. The Group has performed an initial impact assessment of IFRS
15
and does
not
expect to have a material effect on the financial statements. Revenue recognition is unlikely to change significantly from the current recognition policy as set out in note
3.

IFRS
16
Leases will replace IAS
17
Leases and related interpretations. IFRS
16
eliminates the distinction between operating and finance leases and requires most leases to be recorded on the statement of financial position for lessees under a single model unless the lease term is twelve
months or less or the underlying asset has a low value. Lessor accounting remains largely unchanged and the distinction between operating and finance leases is retained. The IASB has an effective date for annual periods beginning on or after
January 1, 2019
with early adoption permitted if IFRS
15
Revenue from Contracts with Customers has also been applied. The Company is currently assessing the impact of adopting this standard on its consolidated financial statements.